Investments: Investments in Debt Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale Debt Securities, Amortized Cost Basis	$ 11,037	$ 12,698
Debt securities, available for sale, at fair value	10,539	12,351
US Government Agencies Debt Securities
Available-for-sale Debt Securities, Amortized Cost Basis	9,063	10,333
Available-for-sale Debt Securities Gross Unrealized Gain	5	26
Available-for-sale Debt Securities, Gross Unrealized Loss	(638)	(546)
Debt securities, available for sale, at fair value	8,430	9,813
Residential Mortgage Backed Securities
Available-for-sale Debt Securities, Amortized Cost Basis	1,974	2,365
Available-for-sale Debt Securities Gross Unrealized Gain	135	173
Debt securities, available for sale, at fair value	2,109	2,538
Debt Securities
Available-for-sale Debt Securities, Amortized Cost Basis	11,037	12,698
Available-for-sale Debt Securities Gross Unrealized Gain	140	199
Available-for-sale Debt Securities, Gross Unrealized Loss	(638)	(546)
Debt securities, available for sale, at fair value	$ 10,539	$ 12,351